CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts and notes receivable, allowances (in dollars)	$ 2,946	$ 1,143
Accounts payable	5,501	10,170
Accrued expenses and other payables	24,094	33,314
Amounts due to related parties	303	61,062
Deferred revenue and advance from customers	6,917	8,639
Income tax payable	9,229	2,077
Other long-term liabilities	730	156
Variable Interest Entity [Member]
Accounts payable	5,176	9,002
Accrued expenses and other payables	16,324	29,463
Amounts due to related parties	303	178
Deferred revenue and advance from customers	6,212	8,003
Income tax payable	3,165	2,066
Other long-term liabilities		$ 156
Class A ordinary shares [Member]
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	3,000,000,000	3,000,000,000
Ordinary shares, shares issued	720,040,971	789,976,372
Ordinary shares, shares outstanding	720,040,971	789,976,372
Class B ordinary shares [Member]
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	305,388,450	305,388,450
Ordinary shares, shares outstanding	305,388,450	305,388,450